Label	Element	Value
Popular High Grade Fixed-Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Popular High Grade Fixed-Income Fund, Inc. (the “Fund”) is to seek to provide a high level of current income that is consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (each, a “Financial Intermediary”), which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your spouse and children whose principal residence is within Puerto Rico invest, or agree to invest in the future, at least $50,000 in the Popular Family of Funds (as defined below). More information about these and other discounts is available from your Financial Intermediary and in the “Shareholder Information” section of the Fund’s prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the previous expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your spouse and children whose principal residence is within Puerto Rico invest, or agree to invest in the future, at least $50,000 in the Popular Family of Funds (as defined below).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Distribution and/or Service (12b‑1) Fee has been restated to reflect current fees. The Administrative Fee has been restated to reflect the current contractual rate of 0.06% per annum of the Fund’s average daily total assets, which includes leverage.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal conditions, at least 90% of the Fund’s total assets will be invested in fixed-income securities that are rated, at the time of purchase, within the highest rating category by a nationally recognized rating organization, or, if not rated, are considered by the Adviser to be of comparable credit quality. The Fund may invest up to 10% of its total assets in securities which are rated below investment grade (also known as “junk bonds”) or, if unrated, are considered by the Adviser to be of comparable credit quality. For these purposes a security “below investment grade” means a security for which the highest credit rating from any of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings, a Division of S&P Global Inc. (“S&P”) or Fitch Ratings (“Fitch”) does not satisfy one of the following criteria (i) “BBB‑” or higher by S&P, (ii) “Baa3” or higher by Moody’s, (iii) “BBB‑” or higher by Fitch.
Under normal circumstances, the Fund will invest up to 80% of its total assets in fixed-income securities of issuers located in the United States of America (the “U.S.”) that are rated, at the time of purchase, within the highest rating category by one or more nationally recognized statistical rating organizations or are deemed of comparable quality by the Adviser, and that may or may not be exempt from Puerto Rico income tax pursuant to the Puerto Rico Internal Revenue Code of 2011, as amended. At least 20% of the Fund’s assets will be invested in debt securities issued, or otherwise secured, by Puerto Rico issuers or assets located in Puerto Rico (“Puerto Rico Assets”).
The Fund will principally invest in the following types of securities:

•
U.S. government agency obligations (“U.S. Government Obligations”), which are notes, bonds, and discount notes issued or guaranteed by U.S. federal government agencies or instrumentalities, as well as U.S. government-sponsored enterprises, including the Federal Home Loan Bank, Federal Farm Credit Bank, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”);

•	Mortgage-backed securities backed by mortgage loans on real property located in any state, territory or possession of the U.S. such as GNMA, FNMA, and FHLMC mortgage-backed securities;
•	U.S. corporate bonds (“U.S. Corporate Bonds”), which are non‑government debt securities issued by privately- and publicly-owned corporations;
•	Non‑convertible preferred stock issued by U.S. entities; and
•	Any other securities issued by U.S. issuers, consistent with the Fund’s investment objectives and policies.
The Fund may invest in securities of any maturity. The average maturity of the Fund’s portfolio will vary based on the Adviser’s assessment of economic and market conditions.
The Fund intends to increase the amounts available for investment through borrowings, which shall not at any time exceed 33 1⁄3% of the Fund’s total assets.
The Fund is classified as non‑diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund is designed solely for Puerto Rico Investors (as defined in the section entitled “Taxation” below). The tax treatment of this Fund differs from that typically accorded to other investment companies registered under the 1940 Act that qualify as regulated investment companies (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “U.S. Code”). The Fund does not intend to qualify as a RIC and non‑Puerto Rico Investors may suffer adverse consequences as a result.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is subject to certain risks that may result in a loss of all or a portion of your investment. The Fund’s share price and total return may fluctuate within a wide range over short or long periods of time. As with any mutual fund, you could lose money on your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The below is a summary of certain risks which could affect the Fund’s performance. You should also consider the factors under “More Information About The Fund - Risks of Investing in the Fund” before investing in the Fund.
Investment Risk. There can be no assurance that the Fund will achieve its investment objective. The ability of the Fund to achieve its investment objective is subject to a number of risks, including, but not limited to, market risk, credit risk, regulatory risk and liquidity risk. The Fund is also subject to manager risk, which is the risk that poor security selection by the Adviser will cause the Fund to underperform other funds with a similar investment objective.
Market Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. There is a risk that you could lose all or a portion of your investment in the Fund and that the income you receive from your investment may vary. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments.
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now developed into a global pandemic. This pandemic has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other pandemics and epidemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the novel coronavirus pandemic may exacerbate other pre‑existing political, social and economic risks in certain countries. The impact of the pandemic may last for an extended period of time.
Puerto Rico Risk. The Fund will invest at least 20% of its assets in Puerto Rico Assets. Therefore, the Fund will be more susceptible to factors adversely affecting issuers of Puerto Rico bonds than an investment company that is not concentrated in Puerto Rico bonds to this degree. This makes the Fund more susceptible to economic, political, or regulatory occurrences in Puerto Rico than a geographically diversified fund.
Because the Fund invests a substantial portion of its assets in Puerto Rico bonds, the Fund’s net asset value and cash flow may fluctuate due to market conditions affecting these securities. Any future adverse developments in Puerto Rico could result in additional interruptions in cash flow on debt payments, which may result in more price volatility across Puerto Rico securities. There can be no assurance that any additional defaults by Puerto Rico and other Puerto Rico instrumentalities will not have an additional adverse impact on the Fund’s net investment income.
Debt Securities Risk. Debt securities, such as bonds, involve interest rate risk, credit risk, call risk and income risk.
Interest Rate Risk. The Fund will invest in fixed-income securities that are subject to interest rate risks. Interest rate risk is the risk that prices of fixed-income securities generally decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities.
Credit Risk. Credit risk is the risk that the issuer will be unable to pay the interest or principal on its obligations when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. The price of fixed-income securities will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer’s credit ratings or other news affects the market’s perception of the issuer’s credit risk.
Call and Income Risk. The Fund is also subject to “call risk,” which is the chance that during periods of falling interest rates, an issuer will “call” – or repay – a relatively high-yielding debt security before the security’s maturity date. Mortgage-backed securities, for example, will generally be paid off early due to homeowners refinancing their mortgages during periods of falling interest rates. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Call risk is generally high for longer-term bonds. Income risk is the risk that falling interest rates will cause the Fund’s income to decline. Income risk is generally low for long-term bonds.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Credit Ratings Risk. The Fund intends to invest at least 90% of its assets in fixed-income securities that, at the time of purchase, are rated in the highest rating category (e.g. “AAA” by Standard & Poor’s Ratings Services, a division of the McGraw Hill Companies, Inc.) by one or more nationally recognized statistical rating organizations or that the Adviser believes are of comparable credit quality. The credit ratings issued by the rating organizations may not reflect fully the true risks of an investment. Rating organizations may fail to change timely a credit rating to reflect changes in economic or company conditions that may affect a security’s market value. The Fund may invest up to 10% of its total assets in securities which are rated below investment grade (also known as “junk bonds”) or, if unrated, are considered by the Adviser to be of comparable credit quality. Obligations with ratings below investment grade are speculative with respect to the capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation and generally involve greater volatility of price than obligations in higher rating categories.
Risks of Leverage. Use of leverage is a speculative investment technique and involves increased risk for shareholders, including the possibility of higher volatility of the net asset value of the Fund’s shares. In a declining market the use of leverage will cause the Fund’s net asset value to decrease more than it would if the Fund did not use leverage.
Non‑Diversification Risk. As a non‑diversified fund, the Fund may invest a relatively high percentage of its assets in a small number of issuers. As a non‑diversified fund, the value of the shares is, therefore, more susceptible to losses related to any single economic, political or regulatory occurrence than the value of shares of a more widely diversified fund.
Mortgage-Backed Securities Risk. Mortgage-backed securities, in general, differ from investments in traditional debt securities in that, among other things, principal may be prepaid at any time due to prepayments by the obligors on the underlying obligations. The yield of the Fund will depend in part on the rate at which principal payments are made on such securities, which will in turn depend on the rate at which principal prepayments are made on the underlying mortgage loans. The yield to maturity on mortgage-backed securities offered at a discount from or a premium over their principal amount will depend on, among other things, the rate and timing of payments of principal (including prepayments) on the mortgage loans underlying the mortgage-backed securities. Such yield may be adversely affected by a higher or lower than anticipated rate of principal prepayments on the mortgage loans underlying the mortgage-backed securities. Therefore, since a sizeable portion of the assets of the Fund is expected to be invested in mortgage-backed securities, the potential for increasing the Fund’s exposure to these and other risks related to such securities might cause the net income generated by the Fund to fluctuate more than otherwise would be the case.
Changes in the rate of prepayment of the underlying mortgage loans will have a direct impact upon the maturity structure of mortgage-backed securities. An increase in the rate of prepayment of the underlying mortgage loans will lead to an acceleration in the principal returns and a reduction in the average life of the mortgage-backed security. A reduction in the rate of prepayment, on the other hand, will lead to fewer principal returns and an extension of the average life of the mortgage-backed security. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates and more likely to decline in value (this is known as extension risk).
Prepayments are influenced by a variety of economic, geographic, demographic and other factors, including, among others, prevailing mortgage market interest rates, local and regional economic conditions and homeowner mobility. Generally, however, prepayments will increase during periods of declining interest rates and decrease during periods of rising interest rates.
U.S. Government Securities Risk. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Certain types of securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.
Municipal Obligations Risk. The Fund may invest, either directly or through conduit transactions, in municipal obligations. Municipal Obligations share the attributes of debt/fixed-income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal obligations are subject to credit and market risk. Generally, prices of higher-quality issues tend to fluctuate less with changes in market interest rates than prices of lower-quality issues and prices of longer-maturity issues tend to fluctuate more than prices of shorter-maturity issues. Prices and yields on municipal obligations are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The perceived increased likelihood of default among issuers of municipal obligations has resulted in constrained illiquidity, increased price volatility and credit downgrades of issuers of municipal obligations. Obligations of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.
Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.
Tax Risks. The Fund intends to operate in a manner that will cause it to be exempt from Puerto Rico income and municipal license tax under the Puerto Rico Internal Revenue Code of 2011, as amended (the “PR Code”) and the Puerto Rico Municipal Code, as amended (the “Municipal Code”) as a registered investment company.
Puerto Rico Income Tax Exemption. To be exempt from Puerto Rico income tax the Fund must meet certain requirements. In Puerto Rico Treasury Determination 19‑04 the Puerto Rico Treasury Department held that an investment company that (i) is organized in Puerto Rico, (ii) has its principal office in Puerto Rico, and (iii) is registered with the SEC under the 1940 Act, will be treated as a registered investment company under the Investment Companies Act of 2013 (“Act 93‑2013”) and thus is entitled to the tax exemption and other tax benefits available under the PR Code to registered investment companies. If such determination is revoked by the Puerto Rico Treasury Department, (i) the Fund would be subject to a Puerto Rico income tax rate of up to 37.5% on its taxable interest income, its dividend income and its short term capital gains, and to a Puerto Rico income tax of up to 20% on its long term capital gains, and (ii) if the 15% Puerto Rico income tax had not been withheld on the Fund’s exempt dividends, and it is determined that that the failure to withhold was not due to reasonable cause, bona fide residents of Puerto Rico (the “Qualifying Individuals”) within the meaning of Sections 933 and 937 of the U.S. Code would be subject to a Puerto Rico income tax on the exempt dividends of up to 31.35%.
Municipal License Tax Exemption. Under Act 93‑2013, Puerto Rico registered investment companies are exempt from the municipal license tax imposed by the Puerto Rico municipalities. Pursuant to Article 1.007 of the Municipal Code, Puerto Rico municipalities have the authority to impose taxes that are not incompatible with the taxes imposed by the Commonwealth of Puerto Rico. The municipality of San Juan may disagree with the holding of PR Treasury Determination 19‑04 and refuse to treat the Fund as a registered investment company under Act 93‑2013, causing the imposition of municipal license taxes of 1.5% on the gross revenues of the Fund.
Conduit Rule. Shareholders who are bona fide residents of Puerto Rico should note that, pursuant to the Regulations issued under Section 937(b) of the U.S. Code, dividends treated as Puerto Rico sourced income (under the general sourcing rules otherwise applicable to dividends paid by Puerto Rico corporations) may be treated as income from sources outside of Puerto Rico subject to U.S. federal income tax, if the investment in the Fund is treated as made pursuant to a conduit plan or arrangement (“conduit arrangements”). See “Taxation”. We understand that said conduit regulations were not intended to apply to an actively managed investment company such as the Fund that is subject to regulation by governmental authorities and that, therefore, the general sourcing rules should apply to treat the dividends paid by the Fund as Puerto Rico sourced income excluded from U.S. federal income taxes by shareholders that are bona fide residents of Puerto Rico. However, the IRS or the courts may disagree with this interpretation and treat an investment in the Fund as a conduit arrangement, and, as a result, the dividends paid to shareholders who are bona fide residents of Puerto Rico would be treated as income from U.S. sources subject to U.S. federal income taxes of up to 37%.
U.S. Foreign Account Tax Compliance Act. Sections 1471 through 1474 (commonly known as “FATCA”) of the U.S. Code impose a 30% withholding tax upon most payments of U.S. sourced income made to certain “foreign financial institutions” (“FFI”) or “non‑financial foreign entities” (“NFFE”), unless certain certification and reporting requirements are satisfied by such entities, including providing information with respect to their respective investors. In the case of most payments of U.S. sourced income, the 30% withholding applies to payments made after June 30, 2014. Pursuant to the final regulations issued by the U.S. Treasury and the IRS relating to FATCA, the Fund will be treated as a NFFE, but the Fund elected to register as a direct reporting NFFE with the IRS. Accordingly, the Fund will be required to provide to the IRS certain information with respect to its investors. If the Fund were to be unable to provide such investor information to the IRS or otherwise fail or be unable to comply with the legal and regulatory requirements of the U.S. Code with respect to FATCA, the Fund’s U.S. sourced income would be reduced, inasmuch as it would be subject to such 30% withholding tax. This reduction may negatively affect the Fund’s ability to fulfill its obligations. See the section entitled “Taxation” and consult your tax adviser.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, you could lose money on your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non‑Diversification Risk. As a non‑diversified fund, the Fund may invest a relatively high percentage of its assets in a small number of issuers. As a non‑diversified fund, the value of the shares is, therefore, more susceptible to losses related to any single economic, political or regulatory occurrence than the value of shares of a more widely diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Bloomberg
U.S. Aggregate Bond Index (the “Benchmark Index”). To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the gross dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and assumes a sales charge of 2.5%. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.popularfunds.com or can be obtained by phone at (787) 754‑4488.
The Fund’s financial performance included in this Prospectus includes the Fund’s performance from a period when the Fund was not subject to the restrictions of a United States registered investment company that is subject to the requirements of the 1940 Act.
The Benchmark Index is designed to measure the performance of investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(787) 754‑4488
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.popularfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares ANNUAL TOTAL RETURNS Popular High Grade Fixed-Income Fund, Inc. As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the ten‑year period shown in the bar chart, the highest return for a quarter was 4.88% (quarter ended March 31, 2019) and the lowest return for a quarter was ‑5.98% (quarter ended September 30, 2013). The year‑to‑date return as of September 30, 2022 was -19.87%.

Performance Table Heading	rr_PerformanceTableHeading	For the periods ended 12/31/21 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and assumes a sales charge of 2.5%.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Returns After Taxes are calculated using the historical highest individual federal marginal income tax rates. After‑tax returns do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown, and the after‑tax returns shown are not relevant to investors who hold their shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown for Class A Shares only, and the after‑tax returns for Class I Institutional Shares will vary.
Popular High Grade Fixed-Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	0.53%	[2]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.09%	[4]
Interest and Leverage Expenses	rr_Component2OtherExpensesOverAssets	0.17%	[5]
Miscellaneous Other Expenses	rr_Component3OtherExpensesOverAssets	0.52%	[6]
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[6]
1 Year	rr_ExpenseExampleYear01	$ 406
3 Years	rr_ExpenseExampleYear03	736
5 Years	rr_ExpenseExampleYear05	1,093
10 Years	rr_ExpenseExampleYear10	$ 2,117
2012	rr_AnnualReturn2012	2.95%
2013	rr_AnnualReturn2013	(3.25%)
2014	rr_AnnualReturn2014	5.32%
2015	rr_AnnualReturn2015	(1.68%)
2016	rr_AnnualReturn2016	8.91%
2017	rr_AnnualReturn2017	(4.48%)
2018	rr_AnnualReturn2018	3.15%
2019	rr_AnnualReturn2019	11.21%
2020	rr_AnnualReturn2020	6.78%
2021	rr_AnnualReturn2021	(0.49%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year‑to‑date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(19.87%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.98%)
1 Year	rr_AverageAnnualReturnYear01	(2.98%)
5 Years	rr_AverageAnnualReturnYear05	2.57%
10 Years	rr_AverageAnnualReturnYear10	2.46%
Popular High Grade Fixed-Income Fund | Class I Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[7]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[7]
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%	[1],[7]
Management Fee	rr_ManagementFeesOverAssets	0.53%	[2],[7]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[3],[7]
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.09%	[4],[7]
Interest and Leverage Expenses	rr_Component2OtherExpensesOverAssets	0.17%	[5],[7]
Miscellaneous Other Expenses	rr_Component3OtherExpensesOverAssets	0.52%	[6],[7]
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[6],[7]
1 Year	rr_ExpenseExampleYear01	$ 134
3 Years	rr_ExpenseExampleYear03	420
5 Years	rr_ExpenseExampleYear05	730
10 Years	rr_ExpenseExampleYear10	$ 1,627
1 Year	rr_AverageAnnualReturnYear01		[8]
5 Years	rr_AverageAnnualReturnYear05		[8]
10 Years	rr_AverageAnnualReturnYear10		[8]
Popular High Grade Fixed-Income Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.20%)	[9],[10]
5 Years	rr_AverageAnnualReturnYear05	1.08%	[9],[10]
10 Years	rr_AverageAnnualReturnYear10	0.41%	[9],[10]
Popular High Grade Fixed-Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.20%)	[9],[10]
5 Years	rr_AverageAnnualReturnYear05	0.87%	[9],[10]
10 Years	rr_AverageAnnualReturnYear10	0.33%	[9],[10]
Popular High Grade Fixed-Income Fund | Bloomberg U.S. Aggregate Bond Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.54%)
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	2.90%

[1]	The Fund will impose a 2.00% redemption fee on redemptions made within five business days after acquiring shares.
[2]
Pursuant to an investment advisory agreement between the Fund and Popular Asset Management LLC (the “Adviser”), the Management Fee paid by the Fund is based on a rate of 0.50% per annum of the Fund’s average daily total assets, which includes leverage. The Management Fee in the table is greater than 0.50% since it is computed as a percentage of the Fund’s net assets for presentation therein.

[3]	The Distribution and/or Service (12b‑1) Fee has been restated to reflect current fees.
[4]
The Administrative Fee has been restated to reflect the current contractual rate of 0.06% per annum of the Fund’s average daily total assets, which includes leverage. The Administrative Fee in the table is greater than 0.06% since it is computed as a percentage of the Fund’s net assets for presentation therein.

[5]
Reflects Interest and Leverage Expenses associated with an investment strategy to enhance portfolio yield. Excluding the leverage expenses, Total Annual Fund Operating Expenses would be 1.39% and 1.14% for Class A and Class I Institutional Shares, respectively.

[6]	Excludes 0.12% in estimated extraordinary expenses associated with the Fund’s registration under the 1940 Act (as defined below).
[7]	There are no Class I Institutional Shares outstanding as of the date of this prospectus.
[8]
There are no Class I Institutional Shares outstanding as of the date of this prospectus. The returns for Class I Institutional Shares would have been substantially similar to the annual returns shown for Class A Shares because Class I Institutional Shares are invested in the same portfolio of securities as Class A Shares and the annual returns would differ only to the extent that the Classes do not have the same expenses.

[9]
Returns After Taxes are calculated using the historical highest individual federal marginal income tax rates. After‑tax returns do not reflect the impact of state and local taxes. Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown, and the after‑tax returns shown are not relevant to investors who hold their shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns are shown for Class A Shares only, and the after‑tax returns for Class I Institutional Shares will vary.

[10]	Returns After Taxes are not indicative of a typical shareholder’s experience, as shareholders are generally Puerto Rico residents not subject to U.S. federal income tax.